UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-772
RIVERSOURCE EQUITY SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: November 30
Date of reporting period: August 31, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Mid Cap Growth Opportunity Fund
(formerly known as RiverSource Mid Cap Growth Fund)
Aug. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.2%)

Issuer	Shares		Value(a)
Air Freight & Logistics (0.8%)
Expeditors International of Washington, Inc.	202,423		$8,013,927

Airlines (1.0%)
Delta Air Lines, Inc.	492,236	(b)	5,148,789
US Airways Group, Inc.	443,410	(b,d)	4,008,426

Total			9,157,215

Automobiles (0.2%)
Tesla Motors, Inc.	106,340	(b,d)	2,088,518

Beverages (0.3%)
Heckmann Corp.	617,427	(b)	2,469,708

Biotechnology (3.8%)
Alexion Pharmaceuticals, Inc.	176,173	(b)	9,948,490
BioMarin Pharmaceutical, Inc.	443,874	(b,d)	9,006,203
Cephalon, Inc.	64,652	(b,d)	3,659,950
Dendreon Corp.	211,625	(b,d)	7,584,640
Vertex Pharmaceuticals, Inc.	166,610	(b,d)	5,554,777

Total			35,754,060

Capital Markets (2.0%)
Affiliated Managers Group, Inc.	67,320	(b,d)	4,322,617
Blackstone Group LP	229,086		2,311,478
E*Trade Financial Corp.	498,901	(b)	6,191,361
optionsXpress Holdings, Inc.	197,004	(b,d)	2,805,337
T Rowe Price Group, Inc.	83,433	(d)	3,652,697

Total			19,283,490

Chemicals (1.6%)
Ecolab, Inc.	157,908	(d)	7,484,839
Huntsman Corp.	485,204		4,420,208
Intrepid Potash, Inc.	158,355	(b)	3,555,070

Total			15,460,117

Commercial Banks (0.7%)
Marshall & Ilsley Corp.	363,460		2,380,663
Regions Financial Corp.	340,585		2,189,962
Zions Bancorporation	122,433		2,256,440

Total			6,827,065

Commercial Services & Supplies (0.1%)
Iron Mountain, Inc.	46,707		947,218

Communications Equipment (7.8%)
Alcatel-Lucent, ADR	1,736,010	(b,c)	4,461,546

Issuer	Shares		Value(a)
BigBand Networks, Inc.	3,197,913	(b,d)	8,634,365
Brocade Communications Systems, Inc.	2,704,352	(b)	13,575,847
Ciena Corp.	1,625,737	(b)	20,272,941
Finisar Corp.	319,433	(b,d)	4,085,548
Infinera Corp.	1,201,669	(b,d)	10,142,086
Juniper Networks, Inc.	358,732	(b,d)	9,757,510
ORBCOMM, Inc.	1,612,299	(b)	2,966,630

Total			73,896,473

Computers & Peripherals (0.5%)
STEC, Inc.	428,936	(b,d)	4,786,926

Construction & Engineering (2.8%)
EMCOR Group, Inc.	205,094	(b,d)	4,663,838
Fluor Corp.	164,495		7,346,347
Foster Wheeler AG	136,854	(b,c)	2,919,096
Quanta Services, Inc.	468,243	(b)	8,400,278
The Shaw Group, Inc.	111,829	(b)	3,623,260

Total			26,952,819

Construction Materials (1.1%)
Martin Marietta Materials, Inc.	84,386	(d)	6,177,055
Vulcan Materials Co.	108,968	(d)	4,005,664

Total			10,182,719

Diversified Consumer Services (0.3%)
Coinstar, Inc.	22,509	(b,d)	979,142
DeVry, Inc.	47,028	(d)	1,792,237

Total			2,771,379

Diversified Financial Services (0.8%)
IntercontinentalExchange, Inc.	81,723	(b,d)	7,809,450

Electrical Equipment (0.6%)
American Superconductor Corp.	162,431	(b,d)	4,367,770
Real Goods Solar, Inc., Class A	764,123	(b)	1,795,689

Total			6,163,459

Electronic Equipment, Instruments & Components (0.6%)
Itron, Inc.	98,295	(b,d)	5,307,930

Energy Equipment & Services (2.7%)
Cameron International Corp.	79,370	(b)	2,919,229
Diamond Offshore Drilling, Inc.	64,275	(d)	3,739,520
Ensco PLC, ADR	161,938	(c,d)	6,660,509
Hercules Offshore, Inc.	1,763,380	(b,d)	3,773,633
Oceaneering International, Inc.	45,320	(b)	2,266,453
Weatherford International Ltd.	425,772	(b,c)	6,348,261

Total			25,707,605

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.	68,227	(b,d)	2,862,805

Food Products (0.3%)
HJ Heinz Co.	55,653	(d)	2,573,395

Issuer	Shares		Value(a)
Health Care Equipment & Supplies (5.4%)
AGA Medical Holdings, Inc.	490,269	(b,d)	6,692,172
CR Bard, Inc.	52,232		4,012,985
Edwards Lifesciences Corp.	41,151	(b)	2,369,063
Gen-Probe, Inc.	224,817	(b)	10,123,510
Haemonetics Corp.	246,773	(b,d)	12,851,938
Hospira, Inc.	168,776	(b)	8,668,335
Masimo Corp.	191,079	(d)	4,348,958
Thoratec Corp.	57,562	(b)	1,853,496

Total			50,920,457

Health Care Providers & Services (3.1%)
Emdeon, Inc., Class A	347,069	(b)	3,557,457
Mednax, Inc.	84,674	(b,d)	3,923,793
Select Medical Holdings Corp.	2,032,749	(b,d)	14,534,156
WellCare Health Plans, Inc.	290,872	(b,d)	7,216,534

Total			29,231,940

Health Care Technology (0.1%)
Cerner Corp.	13,654	(b,d)	994,694

Hotels, Restaurants & Leisure (2.7%)
International Game Technology	191,999	(d)	2,803,185
Marriott International, Inc., Class A	116,377	(d)	3,725,222
Panera Bread Co., Class A	52,539	(b,d)	4,199,968
Scientific Games Corp., Class A	996,612	(b,d)	10,175,408
Starwood Hotels & Resorts Worldwide, Inc.	110,250	(d)	5,151,983

Total			26,055,766

Household Durables (1.5%)
Harman International Industries, Inc.	207,145	(b)	6,456,709
KB Home	346,748	(d)	3,574,972
Pulte Group, Inc.	465,331	(b,d)	3,736,608

Total			13,768,289

Household Products (0.4%)
Clorox Co.	62,245	(d)	4,034,721

Insurance (1.6%)
Hartford Financial Services Group, Inc.	365,374		7,365,940
Principal Financial Group, Inc.	333,865	(d)	7,695,588

Total			15,061,528

Internet & Catalog Retail (0.6%)
priceline.com, Inc.	18,946	(b)	5,522,380

Internet Software & Services (2.6%)
Akamai Technologies, Inc.	90,271	(b)	4,158,785
Limelight Networks, Inc.	2,629,652	(b,d)	10,413,422
OpenTable, Inc.	196,198	(b,d,e)	10,457,353

Total			25,029,560

Leisure Equipment & Products (0.2%)
Leapfrog Enterprises, Inc.	446,927	(b)	2,100,557

Life Sciences Tools & Services (0.9%)
Illumina, Inc.	163,600	(b,d)	7,016,804

Issuer	Shares		Value(a)
Life Technologies Corp.	44,046	(b)	1,883,847

Total			8,900,651

Machinery (1.7%)
Badger Meter, Inc.	80,418	(d)	2,999,591
Flowserve Corp.	33,793		3,020,418
Joy Global, Inc.	90,752		5,149,268
Kennametal, Inc.	204,791	(d)	5,160,734

Total			16,330,011

Marine (4.1%)
Diana Shipping, Inc.	523,977	(b,c)	6,230,087
DryShips, Inc.	6,061,378	(b,c,d)	24,609,194
Genco Shipping & Trading Ltd.	510,496	(b,d)	7,677,860

Total			38,517,141

Media (0.8%)
Sirius XM Radio, Inc.	7,792,592	(b,d)	7,450,497

Metals & Mining (5.6%)
AK Steel Holding Corp.	459,869	(d)	5,858,731
Alcoa, Inc.	732,670	(d)	7,480,561
Cliffs Natural Resources, Inc.	64,414		3,941,493
Freeport-McMoRan Copper & Gold, Inc.	27,085		1,949,578
Kinross Gold Corp.	638,873	(c,d)	10,809,731
Steel Dynamics, Inc.	226,278		3,100,009
United States Steel Corp.	211,997	(d)	9,011,992
Yamana Gold, Inc.	1,125,224	(c)	11,376,015

Total			53,528,110

Multiline Retail (0.7%)
Nordstrom, Inc.	97,370	(d)	2,815,940
Saks, Inc.	452,654	(b,d)	3,571,440

Total			6,387,380

Oil, Gas & Consumable Fuels (7.4%)
Alpha Natural Resources, Inc.	107,581	(b)	3,994,483
Arch Coal, Inc.	176,174	(d)	3,965,677
Clean Energy Fuels Corp.	466,326	(b,d)	6,738,411
Consol Energy, Inc.	201,561		6,490,264
Crude Carriers Corp.	709,574	(c)	12,829,097
Denbury Resources, Inc.	155,816	(b,d)	2,296,728
El Paso Corp.	410,391		4,674,353
Frontier Oil Corp.	656,778		7,690,870
Petrohawk Energy Corp.	245,234	(b)	3,707,938
Range Resources Corp.	62,256		2,104,875
Tesoro Corp.	489,690		5,499,219
The Williams Companies, Inc.	129,552		2,348,778
Western Refining, Inc.	1,813,341	(b,d)	7,906,167

Total			70,246,860

Paper & Forest Products (0.3%)
Schweitzer-Mauduit International, Inc.	49,067	(d)	2,641,767

Personal Products (0.8%)
Avon Products, Inc.	265,054		7,713,071

Issuer	Shares		Value(a)
Pharmaceuticals (2.2%)
Auxilium Pharmaceuticals, Inc.	255,993	(b,d)	6,632,779
Mylan, Inc.	330,920	(b,d)	5,678,587
Shire PLC, ADR	130,134	(c,d)	8,419,670

Total			20,731,036

Road & Rail (1.7%)
Con-way, Inc.	253,425	(d)	6,642,270
Landstar System, Inc.	179,902		6,472,874
Ryder System, Inc.	68,685		2,635,443

Total			15,750,587

Semiconductors & Semiconductor Equipment (11.8%)
Altera Corp.	242,503	(d)	5,982,549
Analog Devices, Inc.	95,141		2,652,531
Atheros Communications, Inc.	113,882	(b,d)	2,808,330
Broadcom Corp., Class A	109,774	(d)	3,289,927
Cree, Inc.	44,736	(b,d)	2,395,165
Energy Conversion Devices, Inc.	660,967	(b,d)	2,980,961
Evergreen Solar, Inc.	3,152,354	(b,d)	2,112,077
First Solar, Inc.	99,326	(b,d)	12,698,829
Formfactor, Inc.	2,004,042	(b,d)	14,068,375
JA Solar Holdings Co., Ltd., ADR	616,928	(b,c,d)	3,800,276
Marvell Technology Group Ltd.	196,435	(b,c)	3,131,174
Mellanox Technologies Ltd.	365,805	(b,c)	6,072,363
NVIDIA Corp.	375,035	(b,d)	3,499,077
PMC — Sierra, Inc.	5,150,469	(b)	35,641,245
SunPower Corp., Class A	400,265	(b,d)	4,326,865
Suntech Power Holdings Co., Ltd., ADR	270,880	(b,c,d)	2,096,611
Xilinx, Inc.	179,534	(d)	4,335,746

Total			111,892,101

Software (8.4%)
CommVault Systems, Inc.	278,615	(b)	6,839,998
NetSuite, Inc.	454,458	(b,d)	8,634,702
Novell, Inc.	1,114,697	(b)	6,264,597
Symantec Corp.	1,577,257	(b)	21,498,013
TIBCO Software, Inc.	2,511,196	(b,d)	36,387,230

Total			79,624,540

Specialty Retail (3.9%)
Bed Bath & Beyond, Inc.	76,300	(b,d)	2,744,511
Dick’s Sporting Goods, Inc.	286,072	(b,d)	7,000,182
GameStop Corp., Class A	307,329	(b,d)	5,510,409
J Crew Group, Inc.	57,790	(b,d)	1,762,017
PetSmart, Inc.	263,174		8,392,618
Rue21, Inc.	310,014	(b,d)	6,538,195
Tiffany & Co.	87,385	(d)	3,463,068
Urban Outfitters, Inc.	61,586	(b,d)	1,867,288

Total			37,278,288

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	110,303		3,953,260
Lululemon Athletica, Inc.	52,064	(b,c,d)	1,719,153
Phillips-Van Heusen Corp.	68,224		3,116,472

Total			8,788,885

Issuer	Shares		Value(a)
Thrifts & Mortgage Finance (0.4%)
MGIC Investment Corp.	537,420	(b,d)	3,880,172

Trading Companies & Distributors (0.3%)
RSC Holdings, Inc.	478,519	(b)	2,861,544

Wireless Telecommunication Services (0.8%)
American Tower Corp., Class A	78,416	(b)	3,674,574
NII Holdings, Inc.	111,216	(b)	4,031,580

Total			7,706,154

Total Common Stocks (Cost: $1,024,138,248)			$941,964,965

Money Market Fund (0.5%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.289%	4,325,268	(g)	$4,325,268

Total Money Market Fund (Cost: $4,325,268)			$4,325,268

Investments of Cash Collateral Received for Securities on Loan (26.9%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (3.9%)
Antalis US Funding Corp.
09-08-10	0.340%	$4,998,583	$4,998,583
Ebbets Funding LLC
09-09-10	0.550	9,995,264	9,995,264
Royal Park Investments Funding Corp.
09-22-10	0.601	4,992,833	4,992,833
Thames Asset Global Securities
10-13-10	0.511	6,990,778	6,990,778
Versailles Commercial Paper LLC
09-17-10	0.551	4,995,188	4,995,188
Windmill Funding Corp.
09-20-10	0.551	4,992,819	4,992,819

Total			36,965,465

Certificates of Deposit (18.5%)
Banco Popular Caisse d’Epargne
09-24-10	0.670	2,495,727	2,495,727
BNP Paribas
10-15-10	0.346	16,000,000	16,000,000
BRED Banque Populaire
09-08-10	0.600	4,994,839	4,994,839
Credit Agricole
10-12-10	0.356	11,000,000	11,000,000
Credit Industrial et Commercial
11-05-10	0.500	10,000,383	10,000,383
Deutsche Bank AG
12-06-10	0.475	8,000,000	8,000,000
Development Bank of Singapore Ltd.
11-09-10	0.400	5,000,000	5,000,000
DZ Bank AG
10-12-10	0.500	5,000,000	5,000,000
10-18-10	0.480	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
KBC Bank NV
09-13-10	0.525	2,998,601	2,998,601
09-20-10	0.510	10,000,000	10,000,000
Lloyds Bank PLC
10-14-10	0.520	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	5,000,000	5,000,000
Natixis
09-29-10	0.490	4,995,784	4,995,784
Norinchukin Bank
10-28-10	0.350	2,001,208	2,001,208
11-08-10	0.350	2,001,287	2,001,287
NyKredit Bank
09-03-10	0.410	5,000,000	5,000,000
Pohjola Bank PLC
09-16-10	0.430	5,000,000	5,000,000
Rabobank Group
10-27-10	0.312	8,000,000	8,000,000
11-03-10	0.365	8,000,000	8,000,000
Societe Generale
09-01-10	0.655	7,000,000	7,000,000
09-02-10	0.250	5,000,000	5,000,000
Standard Chartered Bank PLC
12-01-10	0.305	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
09-09-10	0.330	8,000,000	8,000,000
Toronto Dominion Bank Ltd.
09-07-10	0.260	2,000,000	2,000,000
09-13-10	0.260	2,000,000	2,000,000
Union Bank of Switzerland
10-18-10	0.455	6,000,000	6,000,000
Westpac Banking Corp.
11-03-10	0.345	10,000,000	10,000,000
11-04-10	0.343	5,000,000	5,000,000

Total			175,487,829

Commercial Paper (1.3%)
Argento Variable Funding Company LLC
09-29-10	0.300	4,998,583	4,998,583
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	6,990,976	6,990,976

Total			11,989,559

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (3.2%)(f)
Goldman Sachs & Co.
dated 08-31-10, matures 09-01-10,
repurchase price $7,870,717	0.250%	$7,870,663	$7,870,663
Morgan Stanley
dated 01-21-10, matures 10-01-10,
repurchase price $8,003,307	0.480	8,000,000	8,000,000
Morgan Stanley
dated 04-15-10, matures 10-01-10,
repurchase price $10,004,133	0.480	10,000,000	10,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Pershing LLC
dated 08-31-10, matures 09-01-10,
repurchase price $5,000,046	0.330	5,000,000	5,000,000

Total			30,870,663

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $255,313,516)			$255,313,516

Total Investments in Securities (Cost: $1,283,777,032)(h)			$1,201,603,749

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Open Options Contracts Written at Aug. 31, 2010

		Number of	Exercise	Premium	Expiration
Issuer	Puts/Calls	contracts	price	received	date	Value(a)

OpenTable, Inc.	Call	259	$50	$38,331	Sept. 2010	$107,485
Notes to Portfolio of Investments
ADR — American Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated May 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Aug. 31, 2010, the value of foreign securities, excluding short-term securities, represented 11.74% of net assets.

(d)	At Aug. 31, 2010, security was partially or fully on loan.

(e)	At Aug. 31, 2010, securities valued at $1,380,470 were held to cover open call options written.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.250%)

Security description	Value (a)

Government National Mortgage Association	$8,028,076

Total market value of collateral securities	$8,028,076

Morgan Stanley (0.480%)

Security description	Value (a)

Amstel Funding Corp	$52,021
Can Ast & Can Ltd	947,097
Fannie Mae Pool	621,407
Federal Farm Credit Bank	5,926,409
Grampian Funding Ltd/LLC	507,745
Scaldis & Scaldis	152,738

Total market value of collateral securities	$8,207,417

Morgan Stanley (0.480%)

Security description	Value (a)

Amstel Funding Corp	$65,026
Can Ast & Can Ltd	1,183,871
Fannie Mae Pool	776,759
Federal Farm Credit Bank	7,408,011
Grampian Funding Ltd/LLC	634,682
Scaldis & Scaldis	190,923

Total market value of collateral securities	$10,259,272

Pershing LLC (0.330%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$36,383
Fannie Mae Pool	1,481,159
Fannie Mae REMICS	182,087
Fannie Mae Whole Loan	14,300
Federal Farm Credit Bank	66,627
Federal Home Loan Banks	140,262
Federal Home Loan Mortgage Corp	10,621
Federal National Mortgage Association	36,668
Freddie Mac Gold Pool	1,120,058
Freddie Mac Non Gold Pool	15,609
Freddie Mac REMICS	185,990
Ginnie Mae I Pool	380,827
Ginnie Mae II Pool	386,120
Government National Mortgage Association	38,959
United States Treasury Note/Bond	216,536
United States Treasury Strip Principal	787,794

Total market value of collateral securities	$5,100,000

(g)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Aug. 31, 2010.

(h)	At Aug. 31, 2010, the cost of securities for federal income tax purposes was approximately $1,283,777,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$57,816,000
Unrealized depreciation	(139,989,000)

Net unrealized depreciation	$(82,173,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated May 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2010:

	Fair value at Aug. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$941,964,965	$—	$—	$941,964,965

Total Equity Securities	941,964,965	—	—	941,964,965

Other
Affiliated Money Market Fund(c)	4,325,268	—	—	4,325,268
Investments of Cash Collateral Received for Securities on Loan	—	255,313,516	—	255,313,516

Total Other	4,325,268	255,313,516	—	259,638,784

Investments in Securities	946,290,233	255,313,516	—	1,201,603,749
Other Financial Instruments(d)	107,485	—	—	107,485

Total	$946,397,718	$255,313,516	$—	$1,201,711,234

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2010.

(d)	Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Equity Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	October 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	October 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	October 28, 2010